13F-HR
<SEQUENCE>1
<FILENAME>armb09302010.txt
13F-HR - armb09302010.txt

              UNITED STATES
   SECURITIES AND EXCHANGE COMMISSION
         Washington, D.C. 20549

                FORM 13F

           FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
               |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Alaska Retirement Management Board

Address:   333 Willoughby Avenue
	   Treasury Division, 11th Floor
	   Juneau, Alaska  99801

13F File Number: 028-11974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Steve Sikes
Title:     Investment Officer
Phone:     (907) 465-4399


Signature, Place and Date of Signing:

/s/  Steve Sikes                  Juneau, Alaska              October 13, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

 NONE

          Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  88

Form 13F Information Table Value Total:  110,451
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                FORM 13F INFORMATION TABLE
                                                Alaska Retirement Management Board
                                                September 30, 2010

COLUMN 1                        COLUMN 2        COLUMN 3   COLUMN 4 COLUMN 5         COLUMN 6 COLUMN 7 COLUMN 8

                                TITLE                      VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS        CUSIP      (x$1000) PRN AMT  PRN CALL DSCRETN MGRS     SOLE  SHARED NONE
--------------
ACADIA RLTY                     COM SH BEN INT  004239 10 9   285    15000    SH       SOLE            15000
ALEXANDRIA REAL ESTATE EQ IN    COM             015271 10 9  1318    18840    SH       SOLE            18840
AMB PROPERTY CORP               COM             00163T 10 9  2014    76090    SH       SOLE            76090
AMERICAN CAMPUS CMNTYS INC      COM             024835 10 0   765    25140    SH       SOLE            25140
APARTMENT INVT & MGMT CO        CL A            03748R 10 1  1168    54636    SH       SOLE            54636
ASSOCIATED ESTATES RLTY CORP    COM             045604 10 5   283    20310    SH       SOLE            20310
AVALONBAY CMNTYS INC            COM             053484 10 1  3251    31282    SH       SOLE            31282
BIOMED REALTY TRUST INC         COM             09063H 10 7   760    42450    SH       SOLE            42450
BOSTON PROPERTIES INC           COM             101121 10 1  4340    52220    SH       SOLE            52220
BRANDYWINE RLTY TR              SH BEN INT NEW  105368 20 3   790    64510    SH       SOLE            64510
BRE PROPERTIES INC              CL A            05564E 10 6   988    23820    SH       SOLE            23820
CAMDEN PPTY TR                  SH BEN INT      133131 10 2  1181    24620    SH       SOLE            24620
CBL & ASSOC PPTYS INC           COM             124830 10 0   673    51540    SH       SOLE            51540
COLONIAL PPTYS TR               COM SH BEN INT  195872 10 6   424    26200    SH       SOLE            26200
COMMONWEALTH REIT               COM SH BEN INT  203233 10 1   618    24147    SH       SOLE            24147
CORPORATE OFFICE PPTYS TR       SH BEN INT      22002T 10 8   821    22030    SH       SOLE            22030
COUSINS PPTYS INC               COM             222795 10 6   428    60009    SH       SOLE            60009
DCT INDUSTRIAL TRUST INC        COM             233153 10 5   378    78950    SH       SOLE            78950
DEVELOPERS DIVERSIFIED RLTY     COM             251591 10 3  1047    93340    SH       SOLE            93340
DIAMONDROCK HOSPITALITY CO      COM             252784 30 1   588    62029    SH       SOLE            62029
DIGITAL RLTY TR INC             COM             253868 10 3  1994    32320    SH       SOLE            32320
DOUGLAS EMMETT INC              COM             25960P 10 9   595    34010    SH       SOLE            34010
DUKE REALTY CORP                COM NEW         264411 50 5  1362   117550    SH       SOLE           117550
DUPONT FABROS TECHNOLOGY INC    COM             26613Q 10 6   554    22040    SH       SOLE            22040
EASTGROUP PPTY INC              COM             277276 10 1   374    10030    SH       SOLE            10030
ENTERTAINMENT PPTYS TR          COM SH BEN INT  29380T 10 5   759    17580    SH       SOLE            17580
EQUITY LIFESTYLE PPTYS INC      COM             29472R 10 8   823    15120    SH       SOLE            15120
EQUITY ONE                      COM             294752 10 0   437    25920    SH       SOLE            25920
EQUITY RESIDENTIAL              SH BEN INT      29476L 10 7  5054   106250    SH       SOLE           106250
ESSEX PPTY TR INC               COM             297178 10 5  1260    11520    SH       SOLE            11520
EXTRA SPACE STORAGE INC         COM             30225T 10 2   518    32300    SH       SOLE            32300
FEDERAL REALTY INVT TR          SH BEN INT NEW  313747 20 6  1874    22960    SH       SOLE            22960
FIRST POTOMAC RLTY TR           COM             33610F 10 9   208    13870    SH       SOLE            13870
FRANKLIN STREET PPTYS CORP      COM             35471R 10 6   369    29790    SH       SOLE            29790
GETTY RLTY CORP NEW             COM             374297 10 9   220     8210    SH       SOLE             8210
GLIMCHER RLTY TR                SH BEN INT      379302 10 2   195    31800    SH       SOLE            31800
GOVERNMENT PPTYS INCOME TR      COM SHS BEN INT 38376A 10 3   305    11440    SH       SOLE            11440
HCP INC                         COM             40414L 10 9  3974   110470    SH       SOLE           110470
HEALTH CARE REIT INC            COM             42217K 10 6  2195    46370    SH       SOLE            46370
HEALTHCARE RLTY TR              COM             421946 10 4   544    23290    SH       SOLE            23290
HERSHA HOSPITALITY TR           SH BEN INT A    427825 10 4   285    55120    SH       SOLE            55120
HIGHWOODS PPTYS INC             COM             431284 10 8   869    26770    SH       SOLE            26770
HOME PROPERTIES INC             COM             437306 10 3   718    13590    SH       SOLE            13590
HOSPITALITY PPTYS TR            COM SH BEN INT  44106M 10 2  1107    49600    SH       SOLE            49600
HOST HOTELS & RESORTS INC       COM             44107P 10 4  3814   263448    SH       SOLE           263448
INLAND REAL ESTATE CORP         COM NEW         457461 20 0   265    31940    SH       SOLE            31940
INVESTORS REAL ESTATE TR        SH BEN INT      461730 10 3   232    27740    SH       SOLE            27740
KILROY RLTY CORP                COM             49427F 10 8   647    19550    SH       SOLE            19550
KIMCO REALTY CORP               COM             49446R 10 9  2385   151430    SH       SOLE           151430
LASALLE HOTEL PPTYS             COM SH BEN INT  517942 10 8   656    28060    SH       SOLE            28060
LEXINGTON REALTY TRUST          COM             529043 10 1   358    50010    SH       SOLE            50010
LIBERTY PPTY TR                 SH BEN INT      531172 10 4  1374    43100    SH       SOLE            43100
LTC PPTYS INC                   COM             502175 10 2   227     8900    SH       SOLE             8900
MACERICH CO                     COM             554382 10 1  2083    48506    SH       SOLE            48506
MACK CALI RLTY CORP             COM             554489 10 4  1226    37500    SH       SOLE            37500
MEDICAL PPTYS TRUST INC         COM             58463J 30 4   421    41580    SH       SOLE            41580
MID-AMER APT CMNTYS INC         COM             59522J 10 3   656    11260    SH       SOLE            11260
NATIONAL RETAIL PROPERTIES I    COM             637417 10 6   782    31150    SH       SOLE            31150
NATIONWIDE HEALTH PPTYS INC     COM             638620 10 4  1745    45150    SH       SOLE            45150
NATIONAL HEALTH INVS INC        COM             63633D 10 4   457    10380    SH       SOLE            10380
OMEGA HEALTHCARE INVS INC       COM             681936 10 0   780    34770    SH       SOLE            34770
PENNSYLVANIA RL ESTATE INVT     SH BEN INT      709102 10 7   245    20680    SH       SOLE            20680
PIEDMONT OFFICE REALTY TR IN    COM CL A        720190 20 6   447    23640    SH       SOLE            23640
PLUM CREEK TIMBER CO INC        COM             729251 10 8  2166    61370    SH       SOLE            61370
POST PPTYS INC                  COM             737464 10 7   507    18180    SH       SOLE            18180
POTLATCH CORP NEW               COM             737630 10 3   505    14860    SH       SOLE            14860
PROLOGIS                        SH BEN INT      743410 10 2  2101   178360    SH       SOLE           178360
PS BUSINESS PKS INC CALIF       COM             69360J 10 7   386     6840    SH       SOLE             6840
PUBLIC STORAGE                  COM             74460D 10 9  4668    48110    SH       SOLE            48110
RAYONIER INC                    COM             754907 10 3  1520    30340    SH       SOLE            30340
REALTY INCOME CORP              COM             756109 10 4  1344    39860    SH       SOLE            39860
REGENCY CTRS CORP               COM             758849 10 3  1231    31210    SH       SOLE            31210
SAUL CTRS INC                   COM             804395 10 1   214     5110    SH       SOLE             5110
SENIOR HSG PPTYS TR             SH BEN INT      81721M 10 9  1115    47470    SH       SOLE            47470
SIMON PPTY GROUP INC NEW        COM             828806 10 9 10136   109301    SH       SOLE           109301
SL GREEN RLTY CORP              COM             78440X 10 1  1858    29340    SH       SOLE            29340
SOVRAN SELF STORAGE INC         COM             84610H 10 8   389    10280    SH       SOLE            10280
STRATEGIC HOTELS & RESORTS I    COM             86272T 10 6   257    60810    SH       SOLE            60810
SUN COMMUNITIES INC             COM             866674 10 4   217     7100    SH       SOLE             7100
SUNSTONE HOTEL INVS INC NEW     COM             867892 10 1   357    39460    SH       SOLE            39460
TANGER FACTORY OUTLET CTRS I    COM             875465 10 6   709    15050    SH       SOLE            15050
TAUBMAN CTRS INC                COM             876664 10 3   902    20240    SH       SOLE            20240
U STORE IT TR                   COM             91274F 10 4   446    53460    SH       SOLE            53460
UDR INC                         COM             902653 10 4  1309    62015    SH       SOLE            62015
VENTAS INC                      COM             92276F 10 0  3042    58990    SH       SOLE            58990
VORNADO RLTY TR                 SH BEN INT      929042 10 9  5864    68567    SH       SOLE            68567
WASHINGTON REAL ESTATE INVT     SH BEN INT      939653 10 1   720    22710    SH       SOLE            22710
WEINGARTEN RLTY INVS            SH BEN INT      948741 10 3   975    44720    SH       SOLE            44720
